Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2019	¥ 2,308
2020	2,093
2021	2,293
2022	2,506
2023	2,701
2024-2028	16,315
Total	28,216
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2019	1,412
2020	1,414
2021	1,391
2022	1,454
2023	1,520
2024-2028	10,823
Total	¥ 18,014